8. INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	YEAR ENDED MARCH 31,
	2018	2017
Deferred tax assets:
Capitalized research and development	$3,442,000	$3,442,000
Net operating loss carryforwards	16,257,000	22,060,000
Stock compensation	575,000	318,000
Total deferred tax assets	20,274,000	25,820,000

Total deferred tax liabilities	–	–

Net deferred tax assets	20,274,000	25,820,000
Valuation allowance for deferred tax assets	(20,274,000)	(25,820,000)

Net deferred tax assets	$–	$–

Provision for income taxes
	2018	2017

Income taxes (benefit) at federal statutory rate of 30.75%	$(1,753,000)	$(2,484,000)
State income tax, net of federal benefit	(349,000)	(438,000)
Tax effect on non-deductible expenses and credits	74,000	382,000
Change in valuation allowance[1]	(5,546,000)	2,540,000
Change in tax rate	7,574,000
	$–	$–